Significant Accounting Policies - Exchange Rates for U.S. Dollars into Euros Applicable for Translation of NXP's Financial Statements (Detail) - € / $	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Period End [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros	1.0915	1.2155	1.3765
Average [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros	1.1150	1.3262	1.3285
Maximum [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros	1.0869	1.2155	1.2818
Minimum [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros	1.2155	1.3857	1.3765